PREPAID EXPENSES (Details) - CAD ($)	Mar. 31, 2018	Dec. 31, 2017
Prepaid Expenses Details
Market Registration Fees	$ 5,763	$ 7,685
Deposit with ANX	47,962	70,029
Prepaid Consulting Fees	33,615	26,025
Prepaid Management Fees (Note 13(a)(i))	70,536	55,573
Total Prepaid Expenses	$ 157,876	$ 159,312